Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Payables and Accruals [Abstract]
Summary of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following at the end of each period presented.

	September 30,	June 30,
	2022	2022
	(in thousands)
Accounts payable - trade	$4,713	$3,459
Accrued expenses	3,927	2,935
Accrued payroll	446	780
Accrued interest	269	—
Current portion of debt	39	38

Accounts payable and accrued liabilities	$9,394	$7,212

Accounts payable and accrued liabilities consisted of the following as of June 30.

	2022	2021
	(in thousands)
Accounts payable—trade	$3,459	$1,188
Accrued expenses	2,935	265
Accrued payroll	780	141
Current portion of debt	38	—

Accounts payable and accrued liabilities	$7,212	$1,594